Note 1 - Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Cash and cash equivalents	$ 49,919	$ 42,685
Restricted cash	0	7,705
Total cash, cash equivalents and restricted cash	$ 49,919	$ 50,390